Loans And Leases (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 391	$ 1,496
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,439	2,591
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,830	4,087
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	137	857
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,439	2,591
Impaired Financing Receivable, Recorded Investment, Total	3,576	3,448
Impaired Financing Receivable, Allocated Loans and Leases	26	22
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	142	951
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	3,485	2,651
Impaired Financing Receivable, Average Recorded Investment, Total	3,627	3,602
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	26	69
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	178	152
Impaired Financing Receivable, Interest Income Recognized, Total	204	221
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		476
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	277	199
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		358
Impaired Financing Receivable, with Related Allowance, Recorded Investment	277	199
Impaired Financing Receivable, Allocated Loans and Leases		1
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		436
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	291	232
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		13
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	9	9
Single-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	116	122
Impaired Financing Receivable, with Related Allowance, Recorded Investment	116	122
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	118	125
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	6	7
Multi-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		37
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		37
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		41
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		2
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		112
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,856	2,068
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		112
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,856	2,068
Impaired Financing Receivable, Allocated Loans and Leases	24	19
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		114
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,882	2,086
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		8
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	154	126
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	391	871
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	190	202
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	137	350
Impaired Financing Receivable, with Related Allowance, Recorded Investment	190	202
Impaired Financing Receivable, Allocated Loans and Leases	2	2
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	142	360
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	194	208
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	26	46
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	$ 9	$ 10